Derivatives and Hedging Activities (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Interest rate swap agreements
Derivative [Line Items]
Notional amount	$ 464,169,000
Customer derivatives program	264,169,000
Impact to the statement of operations	0
Fee income	920,705	552,609
Impact on OCI	170,000
Interest rate contracts | Other assets
Derivative [Line Items]
Asset derivatives, fair value	2,879,000	7,000
Interest rate contracts | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	2,879,000	7,000
Commitments to purchase MBS | AFS securities
Derivative [Line Items]
Notional amount	0	200,000,000
Asset derivatives, fair value	0	3,188,000
Forward Contracts | Interest rate swap agreements
Derivative [Line Items]
Notional amount	$ 200,000,000